Note 56 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
DisclosureOfEventsAfterReportingPeriodExplanatory

Subsequent events

From January 1, 2018 to the date of preparation of these Consolidated Financial Statements, no other subsequent events not mentioned above in these financial statements have taken place that could significantly affect the Group’s earnings or its equity position

Transition to IFRS 9

Under Commission Regulation (EU) No. 2016/2067 of 22 November 2016, all companies governed by the law of a Member State of the European Union, and whose securities are traded on a regulated market in one of the States of the Union, must apply IFRS 9 as from the commencement date of their first financial year starting on or after January 1, 2018 (see Note 2.3); and it is the Group's intention to use the option allowed by the standard itself of not reformulating the comparative financial statements for 2017 that will be presented in the Consolidated Financial Statements for 2018